Schedule of Share-Based Payment Arrangement, Activity (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit, Beginning Balance	117	438	1,118
Weighted Average Grant Date Fair Value per Unit, Beginning Balance	$ 10.34	$ 10.04	$ 9.78
Unit, Granted			35
Weighted Average Grant Date Fair Value per Unit, Granted			$ 10.67
Unit, Vested	(15)	287	646
Weighted Average Grant Date Fair Value per Unit, Vested	$ 10.09	$ 9.75	$ 9.73
Unit, Forfeited	(10)	(34)	(69)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 10.67	$ 10.18	$ 10.00
Unit, Ending Balance	92	117	438
Weighted Average Grant Date Fair Value per Unit, Ending Balance	$ 10.35	$ 10.34	$ 10.04
Unit, Vested	15	(287)	(646)
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit, Beginning Balance	26	22	23
Weighted Average Grant Date Fair Value per Unit, Beginning Balance	$ 375.47	$ 10.00	$ 10.00
Unit, Granted		51	8
Weighted Average Grant Date Fair Value per Unit, Granted		$ 2.73	$ 10.00
Unit, Vested	(3)	40	8
Weighted Average Grant Date Fair Value per Unit, Vested	$ 800.00	$ 5.17	$ 10.00
Unit, Forfeited	(2)	(7)	(1)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 322.36	$ 4.09	$ 10.00
Unit, Ending Balance	21	26	22
Weighted Average Grant Date Fair Value per Unit, Ending Balance	$ 319.06	$ 375.47	$ 10.00
Unit, Vested	3	(40)	(8)
Restricted Equity Units [Member] | Pre-reverse Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value per Unit, Beginning Balance	$ 4.69
Weighted Average Grant Date Fair Value per Unit, Ending Balance		$ 4.69